GS Mortgage-Backed Securities Trust ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)
Run Date - 1/6/2026 4:32:28 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	1,038	0.00%	1,071
City	0	1,071	0.00%	1,071
State	0	1,071	0.00%	1,071
Zip	0	1,071	0.00%	1,071
Borrower First Name	0	1,029	0.00%	1,071
Borrower Last Name	0	1,056	0.00%	1,071
Borrower SSN	0	1,021	0.00%	1,071
Original Loan Amount	1	1,071	0.09%	1,071
Original Interest Rate	0	1,053	0.00%	1,071
Representative FICO	3	1,067	0.28%	1,071
Property Type	0	1,046	0.00%	1,071
Occupancy	0	1,053	0.00%	1,071
Purpose	0	1,071	0.00%	1,071
Doc Type	0	306	0.00%	1,071
Balloon Flag	0	1,025	0.00%	1,071
Original CLTV	3	1,066	0.28%	1,071
Original LTV	3	1,066	0.28%	1,071
Prepayment Penalty Period (months)	1	1,039	0.10%	1,071
Lender	0	1,021	0.00%	1,071
Product Description	0	1,021	0.00%	1,071
Has FTHB	0	1,020	0.00%	1,071
Investor: Qualifying Total Debt Ratio	1	1,035	0.10%	1,071
Escrow Account	1	1,039	0.10%	1,071
PITIA Reserves Months	0	1,020	0.00%	1,071
Refi Purpose	0	404	0.00%	1,071
Original HCLTV	2	19	10.53%	1,071
Original Term	0	29	0.00%	1,071
Interest Only	0	23	0.00%	1,071
Interest Only Period	0	14	0.00%	1,071
Lien Position	0	45	0.00%	1,071
Appraised Value	2	25	8.00%	1,071
# of Units	0	50	0.00%	1,071
Contract Sales Price	0	29	0.00%	1,071
Universal Loan Identifier (ULI)	0	9	0.00%	1,071
Note Date	0	32	0.00%	1,071
First Payment Date	0	21	0.00%	1,071
Amortization Term	0	27	0.00%	1,071
Maturity Date	1	26	3.85%	1,071
Amortization Type	0	32	0.00%	1,071
Appraisal Date	3	3	100.00%	1,071
MERS Min Number	0	6	0.00%	1,071
Disbursement Date	1	6	16.67%	1,071
Subject Debt Service Coverage Ratio	0	16	0.00%	1,071
Originator Loan Designation	0	1	0.00%	1,071
LTV Valuation Value	0	13	0.00%	1,071
Margin	0	1	0.00%	1,071
Original P&I	0	5	0.00%	1,071
Borrower FTHB	0	6	0.00%	1,071
Decision System	0	2	0.00%	1,071
Total	22	25,220	0.09%	1,071